UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23695

Popular Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Antonio J. Santos, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 - March 31, 2025

Item 1.	Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

POPULAR TOTAL RETURN FUND, INC. – CLASS A

TICKER: TRAFX

ANNUAL SHAREHOLDER REPORT — March 31, 2025

Fund Overview

This annual shareholder report contains important information about Popular Total Return Fund - A for the period from April 1, 2024 to March 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - A	$186	1.88%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class A - without sales charge	Class A - with sales charge	S&P Target Risk Growth Index	S&P 500 Total Return Index
05/21	$10,000	$9,649	$10,000	$10,000
03/22	$9,943	$9,594	$9,965	$11,033
03/23	$9,153	$8,832	$9,425	$10,180
03/24	$10,382	$10,018	$10,789	$13,222
03/25	$10,827	$10,448	$11,465	$14,313

How did the Fund perform during the last year?

During the fiscal year ended on March 31, 2025, the Popular Total Return Fund, Inc. (the “Fund”) Class A shares returned 4.29%.

The Fund’s performance was driven by global stock market appreciation, which was fueled by optimism about AI's potential to boost productivity and increased expectations of the Fed lowering interest rates. Throughout the first nine months of the fiscal year, the Fund maintained an exposure of 65% in stocks versus 60% in the primary benchmark index, the S&P Target Risk Growth Index, while markets maintained their upward trajectory. However, at the beginning of the calendar year 2025, the Fund adjusted its tactical strategy to a 60% equity allocation, as equities exhibited a historically stretched valuation relative to fixed income assets.

Within asset classes, U.S. Large-Cap and Emerging Markets stocks represented by the Vanguard S&P 500 ETF and Vanguard FTSE Emerging Markets ETF, outperformed with positive returns of 8.34% and 11.83% respectively. The Fund’s performance benefitted from an overweight position in U.S. Large-Cap stocks for most of the year but missed to capture the outperformance of Emerging Markets stocks due to an underweight position relative to the primary benchmark during the last three months of the fiscal year. This impact on performance, combined with the Fund’s expenses, resulted in a relative differential of -1.98% against its primary benchmark.

For the period, the NAV of Class A shares increased by $1.05, from $27.14 to $28.19 and distributed a dividend of $0.11 per share. It’s important to emphasize that the benchmark index does not incur any expenses. The Fund declares yearly dividends, and returns are presented before taxes without considering any tax advantage on dividends.

Average Annual Total Returns

Popular Total Return Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	4.29%	2.08%
Class A - with sales charge	0.66%	1.14%
S&P Target Risk Growth Index	6.27%	3.60%
S&P 500 Total Return Index	8.25%	9.73%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Total Net Assets$66,019,567
  # of Portfolio Holdings42
  Portfolio Turnover Rate21%
  Advisory Fees Paid$357,619

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	36.77%
Vanguard FTSE Developed Markets ETF	13.65%
Vanguard Mid-Cap ETF	3.61%
Vanguard FTSE Emerging Markets ETF	2.94%
U.S. Treasury Note 11/30/2028	2.73%
Fannie Mae Pool CB1152 07/01/2051	2.70%
U.S. Treasury Note 05/31/2025	2.42%
U.S. Treasury Note 07/31/2026	2.12%
U.S. Treasury Bill 04/17/2025	2.04%
Ginnie Mae II Pool BD2093 04/20/2051	2.01%

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	36.79%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	23.15%
U.S. Government and Agency Obligations -	16.95%
International Developed Markets -	13.66%
U.S. Mid-Cap Equities -	3.61%
International Emerging Markets -	2.94%
U.S. Small-Cap Equities -	2.90%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	59.90%
Fixed Income -	40.10%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and dismissed its prior accountants effective May 31, 2023. The Audit Committee subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending March 31, 2022 and March 31, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/total-return-fund.

POPULAR TOTAL RETURN FUND, INC. – CLASS A

TICKER: TRAFX

ANNUAL SHAREHOLDER REPORT — March 31, 2025

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Fund's transfer agent at 787-758-7400.

Distributor, Popular Securities, LLC.

Phone: 787-758-7400

U73175108–A–03312025

POPULAR TOTAL RETURN FUND, INC. – CLASS C

TICKER: TRCFX

ANNUAL SHAREHOLDER REPORT — March 31, 2025

Fund Overview

This annual shareholder report contains important information about Popular Total Return Fund - C for the period from April 1, 2024 to March 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - C	$250	2.54%

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class C - without sales charge	Class C - with sales charge	S&P Target Risk Growth Index	S&P 500 Total Return Index
05/21	$10,000	$10,000	$10,000	$10,000
03/22	$9,879	$9,879	$9,965	$11,033
03/23	$9,027	$9,027	$9,425	$10,180
03/24	$10,162	$10,162	$10,789	$13,222
03/25	$10,514	$10,514	$11,465	$14,313

How did the Fund perform during the last year?

During the fiscal year ended on March 31, 2025, the Popular Total Return Fund, Inc. (the “Fund”) Class C shares returned 3.47%.

The Fund’s performance was driven by global stock market appreciation, which was fueled by optimism about AI's potential to boost productivity and increased expectations of the Fed lowering interest rates. Throughout the first nine months of the fiscal year, the Fund maintained an exposure of 65% in stocks versus 60% in the primary benchmark index, the S&P Target Risk Growth Index, while markets maintained their upward trajectory. However, at the beginning of the calendar year 2025, the Fund adjusted its tactical strategy to a 60% equity allocation, as equities exhibited a historically stretched valuation relative to fixed income assets.

Within asset classes, U.S. Large-Cap and Emerging Markets stocks represented by the Vanguard S&P 500 ETF and Vanguard FTSE Emerging Markets ETF, outperformed with positive returns of 8.34% and 11.83% respectively. The Fund’s performance benefitted from an overweight position in U.S. Large-Cap stocks for most of the year but missed to capture the outperformance of Emerging Markets stocks due to an underweight position relative to the primary benchmark during the last three months of the fiscal year. This impact on performance, combined with the Fund’s expenses, resulted in a relative differential of -2.80% against its primary benchmark.

For the period, the NAV of Class C shares increased by $0.93, from $26.79 to $27.72 and did not pay any dividends. It’s important to emphasize that the benchmark index does not incur any expenses.

Average Annual Total Returns

Popular Total Return Fund, Inc.	1 Year	Since Inception
Class C - without sales charge (Incep. May 21, 2021)	3.47%	1.31%
Class C - with sales charge	2.47%	1.31%
S&P Target Risk Growth Index	6.27%	3.60%
S&P 500 Total Return Index	8.25%	9.73%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Statistics

  Total Net Assets$66,019,567
  # of Portfolio Holdings42
  Portfolio Turnover Rate21%
  Advisory Fees Paid$357,619

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	36.77%
Vanguard FTSE Developed Markets ETF	13.65%
Vanguard Mid-Cap ETF	3.61%
Vanguard FTSE Emerging Markets ETF	2.94%
U.S. Treasury Note 11/30/2028	2.73%
Fannie Mae Pool CB1152 07/01/2051	2.70%
U.S. Treasury Note 05/31/2025	2.42%
U.S. Treasury Note 07/31/2026	2.12%
U.S. Treasury Bill 04/17/2025	2.04%
Ginnie Mae II Pool BD2093 04/20/2051	2.01%

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	36.79%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	23.15%
U.S. Government and Agency Obligations -	16.95%
International Developed Markets -	13.66%
U.S. Mid-Cap Equities -	3.61%
International Emerging Markets -	2.94%
U.S. Small-Cap Equities -	2.90%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	59.90%
Fixed Income -	40.10%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and dismissed its prior accountants effective May 31, 2023. The Audit Committee subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending March 31, 2022 and March 31, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/total-return-fund.

POPULAR TOTAL RETURN FUND, INC. – CLASS C

TICKER: TRCFX

ANNUAL SHAREHOLDER REPORT — March 31, 2025

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Fund's transfer agent at 787-758-7400.

Distributor, Popular Securities, LLC.

Phone: 787-758-7400

U73175306–A–03312025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the Code of Ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the Code of Ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 19(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Directors (“Board”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Enrique Vila del Corral as the Registrant’s Audit Committee Financial Expert. Mr. Corral is “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: Audit fees are fees related to the audit and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements (“Audit Fees”). The aggregate Audit Fees billed by Ernst & Young LLP (“EY”) for the fiscal years ended March 31, 2024, and March 31, 2025, were $51,550 and $52,581, respectively.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees (“Audit-Related Fees”). There were no aggregate fees billed in each of the last two fiscal years ending March 31, 2024 and March 31, 2025 for assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning (“Tax Fees”). The aggregate Tax Fees billed for professional services for tax compliance billed by EY for the fiscal years ended March 31, 2024, and March 31, 2025, were $11,000 and $11,000, respectively.

(d)	All Other Fees: Other fees are fees billed for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above (“Other Fees”). There were no aggregate Other Fees billed by EY for the fiscal years ended March 31, 2024, and March 31, 2025.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees: The aggregate non-audit fees for services rendered to the Registrant, its co-investment advisers and any entity controlling, controlled by or under common control with the co-advisers that provide ongoing services to the Registrant (“Non-Audit Fees”) billed by EY for the fiscal years ended March 31, 2024, and March 31, 2025, were $1,082,066 and $15,294,630, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments (as set forth in 17 CFR 210.12-12) is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Popular Total Return Fund, Inc.

Annual Financial Statements
& Other Information

March 31, 2025

POPULAR

Popular Total Return Fund, Inc.

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Annual Report | March 31, 2025	1

Popular Total Return Fund, Inc.	Schedule of Investments
March 31, 2025

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (16.12%)(a)
$244,044	GNMA Pool 733426	2.500%	06/15/30	$233,802
148,276	GNMA Pool 783588	3.000%	06/15/27	146,346
541,965	GNMA Pool 758874	3.000%	04/15/38	492,039
772,784	GNMA Pool 635189	3.000%	04/15/47	689,963
680,030	GNMA Pool AZ5544	3.000%	07/15/47	605,458
407,892	GNMA Pool 609166	4.000%	07/15/33	399,536
347,018	GNMA Pool 711449	5.000%	08/15/39	352,912
20,923	GNMA Pool 636420	5.500%	12/15/29	21,611
33,498	GNMA Pool 528152	5.500%	01/15/34	33,527
24,371	GNMA Pool 608593	6.500%	04/15/34	25,650
1,068,525	GNMA II Pool BQ2084	2.000%	02/20/36	967,147
807,670	GNMA II Pool BQ2089	2.000%	03/20/36	731,002
797,378	GNMA II Pool BQ2072	2.000%	11/20/50	644,529
950,240	GNMA II Pool BZ3667	2.000%	01/20/51	768,024
1,189,626	GNMA II Pool BQ2080	2.000%	01/20/51	961,924
809,612	GNMA II Pool BQ2090	2.000%	03/20/51	654,387
1,652,089	GNMA II Pool BQ2093	2.000%	04/20/51	1,326,618
676,942	GNMA II Pool 635160	2.500%	01/20/47	579,588
1,132,420	GNMA II Pool AD6342	3.000%	08/20/47	1,006,140
Total Puerto Rico GNMA Bonds				$10,640,203
(Cost $12,546,898)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (5.93%)(b)
757,532	FNMA Pool BQ7430	1.500%	09/01/36	665,304
740,020	FNMA Pool CB1622	2.000%	08/01/51	592,307
413,828	FNMA Pool AX5539	3.000%	07/01/46	366,537
2,042,132	FNMA Pool CB1152	3.000%	07/01/51	1,783,074
260,376	FNMA Pool AV7031	3.500%	11/01/29	255,273
256,854	FNMA Pool AX5538	3.500%	07/01/31	251,128
Total Puerto Rico Fannie Mae Bonds				$3,913,623
(Cost $4,247,979)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.09%)(c)
903,830	Freddie Mac Pool QC 7890	2.000%	09/01/51	722,986
(Cost $911,301)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (16.95%)
1,180,000	U.S. Treasury Note	3.375%	09/15/27	1,165,987
1,000,000	U.S. Treasury Note	3.625%	05/15/26	995,586
1,600,000	U.S. Treasury Note	4.250%	05/31/25	1,600,047
810,000	U.S. Treasury Note	4.250%	01/15/28	817,594
1,390,000	U.S. Treasury Note	4.375%	07/31/26	1,396,950
1,775,000	U.S. Treasury Note	4.375%	11/30/28	1,802,595

See Notes to Financial Statements.
2	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Schedule of Investments
March 31, 2025

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (16.95%) (continued)
$550,000	U.S. Treasury Note	4.625%	02/28/26	$552,432
290,000	U.S. Treasury Note	4.875%	04/30/26	292,481
1,220,000	United States Treasury Bill(d)	0.000%	04/01/25	1,220,000
1,347,700	United States Treasury Bill(d)	0.000%	04/17/25	1,345,149
Total US Government and Agency Obligations				$11,188,821
(Cost $11,136,212)

Shares/Description		Value
EXCHANGE TRADED FUNDS (59.88%)
International Index Funds (16.59%)
177,279	Vanguard FTSE Developed Markets ETF	$9,011,092
42,924	Vanguard FTSE Emerging Markets ETF	1,942,740
		10,953,832
US Index Funds (43.29%)
6,490	iShares Russell 2000 ETF	1,294,690
9,213	Vanguard Mid-Cap ETF	2,382,666
47,242	Vanguard S&P 500 ETF	24,278,136
6,450	Vanguard S&P Small-Cap 600 ETF	622,490
		28,577,982
TOTAL EXCHANGE TRADED FUNDS
(Cost $27,693,921)		39,531,814

Total Investments (99.97%)
(Cost $56,536,311)		$65,997,447

Other Assets In Excess Of Liabilities (0.03%)		22,120
NET ASSETS (100.00%)		$66,019,567

(a)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(b)	Puerto Rico Fannie Mae - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements.

Annual Report | March 31, 2025	3

Popular Total Return Fund, Inc.	Statement of Assets and Liabilities
March 31, 2025

ASSETS:
Investments in securities, at fair value (cost $56,536,311)	65,997,447
Cash and cash equivalents	344,411
Interest receivable	126,587
Receivable for fund shares issued	33,101
Prepaid and other assets	39,000
Total Assets	66,540,546

LIABILITIES:
Payable for distributions to shareholders	262,066
Payable for shareholder servicing	15,771
Payable to Adviser	28,533
Payable to fund accounting and administration	31,944
Payable for Transfer Agency fees	6,088
Payable to Directors	6,590
Payable for Legal fees	44,372
Payable for Compliance fees	1,637
Payable for Custodian fees	1,474
Payable for Audit fees	72,785
Other payables	49,719
Total Liabilities	520,979
Net Assets	$66,019,567

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 2,343,332 issued and outstanding	$23,433
Total distributable earnings	65,996,134
Net Assets	$66,019,567

PRICING OF SHARES:
Class A Shares
Net Assets	$64,262,099
Shares outstanding	2,279,939
Net asset value per share	$28.19
Class C Shares
Net Assets	1,757,468
Shares outstanding	63,393
Net asset value per share	$27.72

See Notes to Financial Statements.
4	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Statement of Operations
For the year ended March 31, 2025

INVESTMENT INCOME:
Interest	$865,659
Dividends (Net of tax withholding of $76,185)	782,024
Total Investment Income	1,647,683

EXPENSES:
Investment Adviser fees	$357,619
Distribution Fees
Class A	172,274
Class C	23,106
Accounting and Administration fees	109,424
Compliance fees	12,410
Transfer agent fees	43,932
Audit fees	63,991
Legal fees	414,969
Custodian fees	7,979
Director fees	11,950
Printing fees	31,776
Insurance fees	62,543
Other fees	43,717
Total Expenses	1,355,690
Net Investment Income	291,993

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	5,241,314
Net realized gain	5,241,314
Net change in unrealized depreciation on:
Investments	(2,373,660)
Net change in unrealized depreciation	(2,373,660)
Net Realized and Unrealized Gain on Investments	2,867,654
Net Increase in Net Assets Resulting from Operations	$3,159,647

See Notes to Financial Statements.

Annual Report | March 31, 2025	5

Popular Total Return Fund, Inc.	Statements of Changes in Net Assets

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$291,993	$633,108
Net realized gain	5,241,314	2,892,815
Net change in unrealized appreciation/depreciation	(2,373,660)	5,493,423
Net increase in net assets resulting from operations	3,159,647	9,019,346

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(262,066)	(622,158)
Class C dividends	–	(5,395)
Net decrease in net assets from distributions to shareholders	(262,066)	(627,553)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	1,773,899	1,347,875
Reinvestment of dividends	251,101	215,108
Cost of shares redeemed	(10,180,667)	(8,275,184)
Net decrease in net assets from capital share transactions	(8,155,667)	(6,712,201)
Class C Common Shares:
Proceeds from shares issued	7,200	1,200
Reinvestment of dividends	4,196	–
Cost of shares redeemed	(1,428,788)	(1,059,962)
Net decrease in net assets from capital share transactions	(1,417,392)	(1,058,762)

Net Increase/(Decrease) in Net Assets	(6,675,478)	620,830

NET ASSETS:
Beginning of period	72,695,045	72,074,215
End of period	$66,019,567	$72,695,045

See Notes to Financial Statements.
6	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Financial Highlights
Class A	For a share outstanding during the years presented

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$27.14	$24.14	$26.42	$25.93
Income/(loss) from investment operations:
Net investment income(a)	0.12	0.24	0.17	0.15
Net realized and unrealized gain/(loss)(a)	1.04	3.00	(2.27)	0.45
Total income/(loss) from investment operations	1.16	3.24	(2.10)	0.60
Less distributions:
Dividends from net investment income	(0.11)	(0.24)	(0.18)	(0.11)
Total distributions	(0.11)	(0.24)	(0.18)	(0.11)
Net increase/(decrease) in net asset value	1.05	3.00	(2.28)	0.49
Net asset value - end of period	$28.19	$27.14	$24.14	$26.42
Total Return(b)(c)	4.29%	13.43%	(7.95%)	2.30%
Supplemental Data:
Net assets, end of period (in thousands)	$64,262	$69,611	$68,310	$74,219
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	1.88%	1.43%	1.37%	1.28%
Ratio of net expenses to average net assets(e)	1.88%	1.43%	1.37%	1.28%
Ratio of net investment income to average net assets(f)	0.43%	0.94%	0.73%	0.55%
Portfolio turnover rate	21%	11%	18%	21%

(a)	Based on daily average outstanding common shares of 2,443,302 for the fiscal year ended March 31, 2025, 2,726,215 for the fiscal year ended March 31, 2024, 2,987,279 for the fiscal year ended March 31, 2023 and 2,884,882 for the fiscal year ended March 31, 2022.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.
(d)	Based on daily average net assets attributable to common shares of $68,908,774 for the fiscal year ended March 31, 2025, $68,370,705 for the fiscal year ended March 31, 2024, $70,976,355 for the fiscal year ended March 31, 2023 and $78,266,280 for the fiscal year ended March 31, 2022.
(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.

Annual Report | March 31, 2025	7

Popular Total Return Fund, Inc.	Financial Highlights
Class C	For a share outstanding during the years presented

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$26.79	$23.84	$26.09	$25.70
Income/(loss) from investment operations:
Net investment income/(loss)(a)	(0.08)	0.04	(0.12)	(0.32)
Net realized and unrealized gain/(loss)(a)	1.01	2.96	(2.13)	0.71
Total income/(loss) from investment operations	0.93	3.00	(2.25)	0.39
Less distributions:
Dividends from net investment income	–	(0.05)	–	–
Total distributions	–	(0.05)	–	–
Net increase/(decrease) in net asset value	0.93	2.95	(2.25)	0.39
Net asset value - end of period	$27.72	$26.79	$23.84	$26.09
Total Return(b)(c)	3.47%	12.57%	(8.62%)	1.52%
Supplemental Data:
Net assets, end of period (in thousands)	$1,757	$3,084	$3,765	$18,325
Ratios to Average Net Assets(d)
Ratio of gross expenses to average net assets(e)	2.54%	2.20%	2.08%	2.46%
Ratio of net expenses to average net assets(e)	2.54%	2.20%	2.08%	2.46%
Ratio of net investment income/(loss) to average net assets(f)	(0.29%)	0.17%	(0.50%)	(1.19%)
Portfolio turnover rate	21%	11%	18%	21%

(a)	Based on daily average outstanding common shares of 83,513 for the fiscal year ended March 31, 2025, 136,745 for the fiscal year ended March 31, 2024, 273,908 for the fiscal year ended March 31, 2023 and 704,631 for the fiscal year ended March 31, 2022.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.
(d)	Based on daily average net assets attributable to common shares of $2,307,021 for the fiscal year ended March 31, 2025, $3,366,778 for the fiscal year ended March 31, 2024, $6,514,140 for the fiscal year ended March 31, 2023 and $18,861,953 for the fiscal year ended March 31, 2022.
(e)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(f)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.
8	(787) 754-4488 | www.popular.com

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Total Return Fund, Inc. ("the Fund") is a non-diversified, open-end investment company. The Fund is a corporation registered under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") since May 21, 2021 as a result of the repeal of its exemption from registration thereunder. On May 9, 2022, the Securities and Exchange Commission (SEC) issued a notice of Effectiveness on the Fund's Registration Statement effective in accordance with the provisions of the Securities Act of 1933. On May 9, 2022, the Securities and Exchange Commission (SEC) issued a notice of Effectiveness on the Fund's Registration Statement effective in accordance with the provisions of the Securities Act of 1933. The Fund was incorporated on January 31, 2001 and started operations on March 27, 2001.

The Fund’s primary investment objective is to seek long-term capital appreciation and portfolio securities are selected primarily with a view of achieving this objective. Current income is a secondary objective in the selection of investments. There can be no assurance that the Fund will achieve its objectives. The Fund will pursue its objective by investing, under normal market conditions, based on investments and other requirements and limitations, as described in Note 9.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of March 31, 2025, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $344,411 with J.P. Morgan Chase Bank, N.A. (“JPMorgan Chase”).

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. ("the Administrator"), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the "Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

Annual Report | March 31, 2025	9

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 7).

(d)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. Class A shares are sold at the Net Asset Value (“NAV”), which is determined daily, plus an initial sales charge of up to 3.50% charged by broker-dealers. The initial sales charge may be reduced or waived for certain purchasers. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1.00% will be paid on redemptions made within twelve months of purchase.

Shares of each class may be redeemed on each business day of the week on which the New York Stock Exchange (“NYSE”) is open for trading and the Federal Reserve Bank of New York and banks in San Juan, Puerto Rico are open for business at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

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Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

(e)	Dividends and Distributions to Shareholders – The Fund typically declares and pays annually a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex-dividend date.

(f)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the year ended on March 31, 2025, the Fund increased interest income in the amount of $14,006 related to realized gain on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 7).

(g)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(h)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

(i)	Recent Accounting Standards - In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operation. The Fund's President acts as the Fund's chief operating decision maker ("CODM"), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, as described in its prospectus, and executed by the Fund's portfolio management team, comprised of investment professionals employed by the Adviser. The Financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statement of Operation and Changes in Net Assets and Financial Highlights.

Annual Report | March 31, 2025	11

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

12	(787) 754-4488 | www.popular.com

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s NAV is calculated on a particular day.
●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the Investment Adviser, represent the fair valuation of such portfolio instruments.

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Exchange Traded Funds (ETFs): ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

Obligations of U.S. Government sponsored entities and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

Annual Report | March 31, 2025	13

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities as of March 31, 2025:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico GNMA Bonds	–	10,640,203	–	10,640,203
Puerto Rico Fannie Mae Bonds	–	3,913,623	–	3,913,623
Puerto Rico Freddie Mac Bonds	–	722,986	–	722,986
International Index Funds	10,953,832	–	–	10,953,832
US Government and Agency Obligations	–	11,188,821	–	11,188,821
US Index Funds	28,577,982	–	–	28,577,982
Total	$39,531,814	$26,465,633	$–	$65,997,447

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchase, sale or transfers into or out of level 3 securities during the year ended March 31, 2025.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of March 31, 2025 there were no temporary cash investments.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Popular Asset Management LLC (the "Investment Adviser") acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended on March 31, 2025 the investment advisory fee amounted to $357,619.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to these services shall be the greater of annual complex and per portfolio minimum fees or the application of a basis point fee schedule on the Fund starting at 0.06% of the Fund's average daily net assets. For the year ended March 31, 2025, the administrative fees and transfer agent fees amounted to $109,424 and $43,932, respectively. The Fund maintains its cash accounts with JPMorgan Chase. The Fund did not receive interest income from these accounts during the year ended on March 31, 2025.

JPMorgan Chase provides custody services to the Fund. For the year ended on March 31, 2025, the custody fees amounted to $7,979.

14	(787) 754-4488 | www.popular.com

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% and 1.00% for Class A shares and Class C shares, respectively, of the Fund's daily average net assets of each class. For the year ended March 31, 2025, distribution fees amounted to $172,274 and $23,106 for Class A shares and Class C shares, respectively. During the year ended on March 31, 2025, the distributor received no sales charges from sales of shares.

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the year ended on March 31, 2025, the compensation expense for the three independent directors of the Fund was $11,950.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, which may be divided into different series and classes.

Per the Fund’s prospectus, shares may be exchanged for shares of the same class of any other fund that is part of the Popular Family of Funds.

Annual Report | March 31, 2025	15

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

Capital share transactions for the years ended March 31, 2025 and March 31, 2024, were as follows:

Common shares:	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Class A:

Common shares outstanding - beginning of period	2,564,679	2,829,534
Common shares issued	62,958	54,048
Common shares issued as reinvestment of dividends	9,245	9,031
Common shares redeemed	(356,943)	(327,934)
Common shares outstanding - end of period	2,279,939	2,564,679

Class C:

Common shares outstanding - beginning of period	115,126	157,935
Common shares issued	253	49
Common shares issued as reinvestment of dividends	157	–
Common shares redeemed	(52,143)	(42,858)
Common shares outstanding - end of period	63,393	115,126

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased, for the year ended March 31, 2025, were $14,989,880 and the proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the year ended March 31, 2025 were $23,405,788. Investment transactions in long-term U.S. Government Obligations for the year ended March 31, 2025 were $10,706,130 and $5,381,739 for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

NOTE 6. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

16	(787) 754-4488 | www.popular.com

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of March 31, 2025, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Vanguard S&P 500 ETF	24,278,136	36.77%
Vanguard FTSE Developed Markets ETF	9,011,092	13.65%

As of March 31, 2025, the Fund has $344,411 on deposit with JP Morgan Chase, which represents approximately 0.52% of the net assets of the Fund.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 7. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED GAIN ON INVESTMENTS AND NET REALIZED GAIN ON INVESTMENTS FOR TAX PURPOSES

As a result of certain reclassifications made for financial statements presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment income	$291,993
Reclassification of realized gain (loss) on securities’ paydowns	14,006
Distributable net investment income, for tax purposes	$305,999

Net realized gain on investments	$5,241,314
Reclassification of realized gain (loss) on securities’ paydowns	(14,006)
Net realized gain on investments, for tax purposes	$5,227,308

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$56,536,311
Gross appreciation	11,920,592
Gross depreciation	(2,459,456)
Net appreciation/(depreciation)	$9,461,136

Annual Report | March 31, 2025	17

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

For the year ended on March 31, 2025, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$359,110
Accumulated net appreciation (depreciation) from investment	9,461,130
Accumulated net realized gain on investment	56,175,894
$65,996,134

For the year ended on March 31, 2024, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$315,117
Accumulated net appreciation (depreciation) from investment	11,834,796
Accumulated net realized gain on investment	60,518,334
$72,668,247

NOTE 8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 9. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

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Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

ETFs Risk. An investment in the Fund is not equivalent to an investment in the underlying assets held by the Fund because of the operational fees and expenses incurred by the Fund. The Fund currently anticipates that the portion of its assets invested in equity securities will be primarily invested in shares of ETFs. Passive ETFs invest in a portfolio of securities that are designed to track closely the price and yield performance of different market indexes or segments. However, such funds will never be able to do so exactly because of operational fees and expenses incurred by the fund or because of the temporary unavailability of certain of the securities underlying the index. Investors should also be aware that by investing in the Fund, they may, in effect, incur the costs of two levels of investment management services, (1) the services provided by the Adviser to the Fund and (2) the services provided by the managers or advisers of the various funds in which the Fund may invest. The market price of this type of investment on the securities exchange on which they are traded may be lower than their net asset value.

Equity Securities Risk. The price of equity securities has historically risen and fallen in periodic cycles. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate.

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise so that the value of the Fund's investments will fall. Also, the Fund's yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Annual Report | March 31, 2025	19

Notes to Financial Statements
Popular Total Return Fund, Inc.	and Financial Highlights

March 31, 2025

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund are expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.

NOTE 10. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund's management has evaluated events for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no events that required disclosure in or adjustment to the accompanying financial statements.

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Report of Independent
Popular Total Return Fund, Inc.	Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Popular Total Return, Fund Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Popular Total Return, Fund Inc. (the “Fund”), including the schedule of investments, as of March 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the years in the two-year period then ended March 31, 2023, were audited by another independent registered public accounting firm whose, report dated May 30, 2023, expressed and unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Popular Family Funds since 2023.

San Juan, Puerto Rico

May 29, 2025

Annual Report | March 31, 2025	21

Popular Total Return Fund, Inc.	Other Information

March 31, 2025 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

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Item 8 – Changes in and Disagreements with Accountants for Open-End
Popular Total Return Fund, Inc.	Management Investment Companies

March 31, 2025 (Unaudited)

On May 31, 2023, PricewaterhouseCoopers LLC ("PWC") was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 23, 2023.

PWC's reports on the Fund's financial statements for the two years ended March 31, 2023 and March 31, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023 (i) there were no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for the two years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested that PWC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the "SEC") stating PWC agrees with the statements.

The Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. During the Fund's two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund's Board of Directors with the performance of the Fund's prior independent auditors PWC for the fiscal years March 31, 2023 and March 31, 2022.

EY, with offices located at Parque las Americas 1, San Juan, Puerto Rico, has been selected by the Fund's Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund's independent auditors for the fiscal year ending March 31, 2025. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

Annual Report | March 31, 2025	23

Item 9 – Proxy Disclosures for Open-End
Popular Total Return Fund, Inc.	Management Investment Companies

March 31, 2025 (Unaudited)

Not applicable for this reporting period.

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Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End
Popular Total Return Fund, Inc.	Management Investment Companies

March 31, 2025 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

Annual Report | March 31, 2025	25

Item 11 – Statement Regarding Basis for
Popular Total Return Fund, Inc.	Approval of Investment Advisory Contract

March 31, 2025 (Unaudited)

Not applicable for this reporting period.

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Investment Adviser

Popular Asset Management LLC
209 Muñoz Rivera Avenue
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918

Administrator & Fund Management

ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Custodian

JPMorgan Chase
1111 Polaris Parkway
Columbus, OH 43240

Legal Counsel

Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Floor 19
San Juan, Puerto Rico 00918

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Independent Registered Public Accountant

Ernst & Young, LLP
Parque las Americas 1
235 Calle Federico Costa, Suite 410
San Juan, Puerto Rico

Directors & Officers

Jorge I. Vallejo
Director

Carlos A. Pérez
Director

Enrique Vila del Corral
Director

Angel M. Rivera
President

James Gallo
Treasurer

Antonio J. Santos
Secretary

Remember that shares of the Fund:

Are not bank deposits and are not insured by the FDIC or any other governmental agency.
Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.
Are subject to investment risks, including possible loss of the principal amount invested.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Total Return Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera
Principal Executive Officer/President

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Total Return Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo
Principal Financial Officer/Treasurer

Date:	June 6, 2025